UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2009

Date of reporting period: January 31, 2009

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion and Analysis	3

Fund Overview	6

Expense Example	7

Schedule of Investments	9

Statement of Assets and Liabilities	15

Statement of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	19

Financial Highlights	27

Fund Information	29

Directors and Officers	30

DAVIS NEW YORK VENTURE FUND                                                                                                                    Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

Sincerely,

Christopher C. Davis	Kenneth C. Feinberg
President & Portfolio Manager	Portfolio Manager

March 2, 2009

DAVIS NEW YORK VENTURE FUND                                                                               Management’s Discussion and Analysis

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a negative return on net asset value of 36.78% for the six-month period ended January 31, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 33.95%. The decline was widespread as every sector3 within the Index posted substantial declines. The sectors within the Index that turned in the weakest performance over the period were financials, materials, and industrials. The sectors that turned in the strongest (but still negative) performance over the six-month period were health care and consumer staples.

Factors Impacting the Fund’s Performance

The Fund’s financial companies out-performed the corresponding sector within the Index (down 44% versus down 56% for the Index), but were still the largest detractors4 from absolute performance. A higher relative average weighting in this sector (30% versus 14% for the Index) detracted from performance. American International Group5, American Express, Loews, Wells Fargo, and JPMorgan Chase were among the most important detractors from performance. NIPPONKOA and Ambac Financial Group were among the most important contributors to the Fund’s performance. The Fund no longer owns Ambac Financial Group.

The second largest detractor from performance was energy companies. The Fund’s energy companies under-performed the corresponding sector within the Index (down 40% versus down 33% for the Index) and had a higher relative average weighting (16% versus 13% for the Index). ConocoPhillips, Canadian Natural Resources, Devon Energy, and EOG Resources were among the most important detractors from performance.

The Fund’s relative performance was helped by having a higher relative average weighting in consumer staple companies (15% versus 13% for the Index). Unfortunately, the Fund’s consumer staple companies under-performed the corresponding sector within the Index (down 26% versus down 18% for the Index). Hershey was among the most important contributors to performance while Costco Wholesale was among the most important detractors.

The Fund’s relative performance was harmed by having a lower relative average weighting in health care companies (5% versus 14% for the Index). The Fund’s health care companies out-performed the corresponding sector within the Index (down 13% versus down 17% for the Index). Schering-Plough, UnitedHealth Group, and Medtronic were among the most important contributors to performance.

The Fund ended the six-month period with approximately 12% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Fund.

DAVIS NEW YORK VENTURE FUND                                                    Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in the Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Davis New York Venture Fund’s Class A shares as of January 31, 2009 was 0.91%. The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended January 31, 2009:

	1-Year	5-Year	10-Year	Since Fund Inception (02/17/69)
Davis New York Venture Fund - A without sales charge	(43.22)%	(4.46)%	0.08%	11.11%
Davis New York Venture Fund - A with 4.75% sales charge	(45.91)%	(5.38)%	(0.40)%	10.98%
Standard & Poor’s 500® Index	(38.63)%	(4.24)%	(2.64)%	8.79%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2      The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

DAVIS NEW YORK VENTURE FUND                                                    Management’s Discussion and Analysis – (Continued)

4      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5      This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND                                                                                                                             Fund Overview

At January 31, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.32%	Energy	17.32%	14.10%
Common Stock (Foreign)	11.45%	Diversified Financials	12.83%	5.22%
Corporate Bonds	0.42%	Insurance	11.24%	2.27%
Convertible Bonds (U.S.)	0.30%	Information Technology	9.69%	16.22%
Convertible Bonds (Foreign)	0.16%	Health Care	6.60%	15.94%
Short Term Investments	6.16%	Food, Beverage & Tobacco	6.22%	6.34%
Other Assets & Liabilities	(0.81)%	Materials	6.08%	3.04%
	100.00%	Food & Staples Retailing	6.03%	3.24%
		Media	4.92%	2.46%
		Banks	3.52%	2.31%
		Commercial & Professional Services	3.21%	0.76%
		Retailing	3.09%	2.84%
		Household & Personal Products	2.27%	3.28%
		Other	2.27%	10.37%
		Transportation	1.99%	2.02%
		Consumer Services	1.63%	1.75%
		Capital Goods	1.09%	7.84%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

ConocoPhillips	Energy	4.13%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.12%
Costco Wholesale Corp.	Food & Staples Retailing	3.94%
Devon Energy Corp.	Energy	3.49%
JPMorgan Chase & Co.	Diversified Financial Services	3.34%
Wells Fargo & Co.	Commercial Banks	3.33%
Philip Morris International Inc.	Food, Beverage & Tobacco	3.07%
EOG Resources, Inc.	Energy	3.06%
Occidental Petroleum Corp.	Energy	2.90%
Bank of New York Mellon Corp.	Capital Markets	2.79%

DAVIS NEW YORK VENTURE FUND                                                                                                  Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/08)	(01/31/09)	(08/01/08-01/31/09)
Class A
Actual	$1,000.00	$632.15	$3.74
Hypothetical	$1,000.00	$1,020.62	$4.63
Class B
Actual	$1,000.00	$629.26	$7.27
Hypothetical	$1,000.00	$1,016.28	$9.00
Class C
Actual	$1,000.00	$629.73	$6.94
Hypothetical	$1,000.00	$1,016.69	$8.59
Class R
Actual	$1,000.00	$631.08	$5.39
Hypothetical	$1,000.00	$1,018.60	$6.67
Class Y
Actual	$1,000.00	$632.96	$2.59
Hypothetical	$1,000.00	$1,022.03	$3.21

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account valueover the period, multiplied by 184/365 (to reflect the one-half year period). See page 8 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2009 are as follows:

Annualized Expense Ratio**

Class A	0.91%
Class B	1.77%
Class C	1.69%
Class R	1.31%
Class Y	0.63%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND                                                                       Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/08 to 01/31/09.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND                                                                                                            Schedule of Investments

January 31, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (93.77%)
CONSUMER DISCRETIONARY - (9.85%)
Automobiles & Components – (0.47%)
9,877,660	Harley-Davidson, Inc.	$120,309,899

Consumer Durables & Apparel – (0.26%)
1,822,300	Garmin Ltd.	31,954,030
1,181,077	Hunter Douglas NV (Netherlands)	34,320,511
		66,274,541

Consumer Services – (1.54%)
18,961,524	H&R Block, Inc. (a)	393,072,393

Media – (4.65%)
39,169,616	Comcast Corp., Special Class A	543,478,422
20,375,661	Grupo Televisa S.A., ADR (Mexico)	285,055,497
1,337,319	Lagardere S.C.A. (France)	50,873,007
4,922,032	Liberty Media Corp. - Entertainment, Series A *	90,294,677
33,956,145	News Corp., Class A	216,470,424

		1,186,172,027

Retailing – (2.93%)
2,790,045	Amazon.com, Inc. *	164,124,397
12,410,257	Bed Bath & Beyond Inc. *	288,352,321
17,407,992	CarMax, Inc. *(a)	143,964,094
6,152,539	Liberty Media Corp. - Interactive, Series A *	19,472,786
401,564	Lowe's Cos, Inc.	7,336,574
1,436,538	Sears Holdings Corp. *	58,718,491
4,000,000	Staples, Inc.	63,740,000

		745,708,663

	TOTAL CONSUMER DISCRETIONARY	2,511,537,523

CONSUMER STAPLES - (13.74%)
Food & Staples Retailing – (5.70%)
22,312,299	Costco Wholesale Corp. (a)	1,003,718,771
16,737,666	CVS Caremark Corp.	449,908,462

		1,453,627,233

Food, Beverage & Tobacco – (5.89%)
30,955,202	Diageo PLC (United Kingdom)	415,342,498
8,084,533	Heineken Holding NV (Netherlands)	216,036,161
2,337,592	Hershey Co.	87,145,430
21,031,783	Philip Morris International Inc.	781,330,738

		1,499,854,827

Household & Personal Products – (2.15%)
3,400,172	Avon Products, Inc.	69,533,517
8,788,414	Procter & Gamble Co.	478,968,563

		548,502,080

	TOTAL CONSUMER STAPLES	3,501,984,140

ENERGY - (16.39%)
11,500,877	Canadian Natural Resources Ltd. (Canada)	408,856,177
147,520,248	China Coal Energy Co. - H (China)	105,890,554
22,156,364	ConocoPhillips	1,053,091,981
14,434,829	Devon Energy Corp.	889,185,467
11,524,973	EOG Resources, Inc.	781,047,420

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
13,570,877	Occidental Petroleum Corp.	$740,291,341
138,300	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	32,786,638
3,053,373	Transocean Ltd. *	166,775,233

	TOTAL ENERGY	4,177,924,811

FINANCIALS - (26.61%)
Banks – (3.33%)
	Commercial Banks – (3.33%)
44,957,090	Wells Fargo & Co.	849,689,001

Diversified Financials – (12.15%)
	Capital Markets – (5.05%)
5,625,231	Ameriprise Financial, Inc.	113,348,404
27,625,928	Bank of New York Mellon Corp.	711,091,387
5,600,000	Brookfield Asset Management Inc., Class A (Canada)(b)	88,368,000
9,388,419	E*TRADE Financial Corp. *	10,749,740
1,118,000	Goldman Sachs Group, Inc.	90,256,140
7,016,404	Julius Baer Holding AG (Switzerland)	208,074,355
1,381,227	Morgan Stanley	27,942,222
1,657,100	State Street Corp.	38,560,717

		1,288,390,965

	Consumer Finance – (2.54%)
38,472,738	American Express Co.	643,648,907
388,258	Discover Financial Services	2,776,044

		646,424,951

	Diversified Financial Services – (4.56%)
3,523,095	Bank of America Corp.	23,181,965
10,741,331	Citigroup Inc.	38,131,725
33,420,199	JPMorgan Chase & Co.	852,549,277
8,913,407	Moody's Corp.	190,925,178
1,140,000	Visa Inc., Class A	56,259,000

		1,161,047,145

		3,095,863,061

Insurance – (10.63%)
	Life & Health Insurance – (0.29%)
2,583,712	Principal Financial Group, Inc.	42,863,782
1,490,926	Sun Life Financial Inc. (Canada)	30,012,341

		72,876,123

	Multi-line Insurance – (2.31%)
32,260,313	American International Group, Inc.	41,293,201
22,439,359	Loews Corp. (a)	547,520,359

		588,813,560

	Property & Casualty Insurance – (7.09%)
11,721	Berkshire Hathaway Inc., Class A *	1,049,052,942
13,275	Berkshire Hathaway Inc., Class B *	39,678,975
85,987	Markel Corp. *	23,219,070
2,279,900	MBIA Inc. *	8,800,414
25,405,835	NIPPONKOA Insurance Co., Ltd. (Japan)	207,782,951
39,494,853	Progressive Corp. (Ohio) *(a)	479,862,464

		1,808,396,816

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (0.94%)
617,200	Everest Re Group, Ltd.	$38,883,600
6,276,834	Transatlantic Holdings, Inc. (a)	201,800,213

		240,683,813

		2,710,770,312

Real Estate – (0.50%)
39,336,391	Hang Lung Group Ltd. (Hong Kong)	126,697,959

	TOTAL FINANCIALS	6,783,020,333

HEALTH CARE - (6.25%)
Health Care Equipment & Services – (4.06%)
5,053,213	Cardinal Health, Inc.	190,253,469
6,145,800	Express Scripts, Inc. *	330,766,956
2,011,000	Medtronic, Inc.	67,348,390
15,729,430	UnitedHealth Group Inc.	445,614,752

		1,033,983,567

Pharmaceuticals, Biotechnology & Life Sciences – (2.19%)
3,419,000	Johnson & Johnson	197,242,110
20,526,000	Schering-Plough Corp.	360,436,560

		557,678,670

	TOTAL HEALTH CARE	1,591,662,237

INDUSTRIALS - (5.96%)
Capital Goods – (1.04%)
2,631,000	ABB Ltd., ADR (Switzerland)	34,334,550
1,344,000	PACCAR Inc.	35,521,920
980,600	Siemens AG, Registered (Germany)(b)	55,219,535
6,613,561	Tyco International Ltd.	139,017,052

		264,093,057

Commercial & Professional Services – (3.03%)
5,007,090	D&B Corp. (a)	380,538,840
19,222,547	Iron Mountain Inc. *(a)	393,293,312

		773,832,152

Transportation – (1.89%)
85,166,449	China Merchants Holdings International Co., Ltd. (China)	149,915,400
68,870,637	China Shipping Development Co. Ltd. - H (China)(a)	66,762,387
49,451,289	Cosco Pacific Ltd. (China)	44,235,169
1,849,730	Kuehne & Nagel International AG, Registered (Switzerland)	101,737,083
2,789,371	United Parcel Service, Inc., Class B	118,520,374

		481,170,413

	TOTAL INDUSTRIALS	1,519,095,622

INFORMATION TECHNOLOGY - (9.17%)
Semiconductors & Semiconductor Equipment – (1.68%)
28,656,647	Texas Instruments Inc.	428,416,872

Software & Services – (3.91%)
9,320,500	Activision Blizzard, Inc. *	81,600,977
3,984,000	eBay Inc. *	47,907,600
1,225,074	Google Inc., Class A *	415,477,722

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
26,340,797	Microsoft Corp.	$450,691,037

		995,677,336

Technology Hardware & Equipment – (3.58%)
13,147,720	Agilent Technologies, Inc. *	237,710,778
9,783,000	Cisco Systems, Inc. *	146,451,510
8,837,855	Dell Inc. *	83,871,244
10,116,374	Hewlett-Packard Co.	351,543,996
6,613,461	Tyco Electronics Ltd.	93,646,608

		913,224,136

	TOTAL INFORMATION TECHNOLOGY	2,337,318,344

MATERIALS - (5.17%)
4,660,765	BHP Billiton PLC (United Kingdom)	77,906,445
4,012,441	Martin Marietta Materials, Inc. (a)	323,081,749
2,006,550	Monsanto Co.	152,618,193
1,968,733	Rio Tinto PLC (United Kingdom)	42,307,857
27,114,899	Sealed Air Corp. (a)	367,406,882
18,198,350	Sino-Forest Corp. (Canada)*(a)	136,534,002
4,393,229	Vulcan Materials Co.	217,289,106

	TOTAL MATERIALS	1,317,144,234

TELECOMMUNICATION SERVICES - (0.22%)
23,033,772	Sprint Nextel Corp. *	55,972,066

	TOTAL TELECOMMUNICATION SERVICES	55,972,066

UTILITIES - (0.41%)
13,039,500	AES Corp. *	103,142,445

	TOTAL UTILITIES	103,142,445

	TOTAL COMMON STOCK – (Identified cost $28,198,424,138)	23,898,801,755

CONVERTIBLE BONDS - (0.46%)
MATERIALS - (0.16%)
$61,150,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(c)	41,160,065

	TOTAL MATERIALS	41,160,065

TELECOMMUNICATION SERVICES - (0.30%)
68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	44,696,250
30,000,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	30,750,000

	TOTAL TELECOMMUNICATION SERVICES	75,446,250

	TOTAL CONVERTIBLE BONDS – (Identified cost $159,650,000)	116,606,315

CORPORATE BONDS - (0.42%)
MATERIALS - (0.42%)
105,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)(c)	108,418,275

	TOTAL CORPORATE BONDS – (Identified cost $105,000,000)	108,418,275

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS - (5.62%)
$386,355,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.28%, 02/02/09, dated 01/30/09, repurchase value of $386,364,015
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/01/38, total market value $394,082,100)	$386,355,000
309,084,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $309,090,954
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 05/31/34-10/01/38, total market value $315,265,680)	309,084,000
424,990,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.29%, 02/02/09, dated 01/30/09, repurchase value of $425,000,271
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-6.50%, 11/01/24-12/01/38, total market value $433,489,800)	424,990,000
312,220,000	UBS Securities LLC Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $312,227,025
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 06/01/33-01/01/39, total market value $318,464,400)	312,220,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,432,649,000)	1,432,649,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.54%)
136,619,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.28%, 02/02/09, dated 01/30/09, repurchase value of $136,622,188
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 06/01/38, total market value $139,351,380)	136,619,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $136,619,000)	136,619,000

	Total Investments – (100.81%) – (Identified cost $30,032,342,138) – (d)	25,693,094,345
	Liabilities Less Other Assets – (0.81%)	(205,583,082)

	Net Assets – (100.00%)	$25,487,511,263

ADR: American Depositary Receipt
*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

(a)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2009. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2009, amounts to $4,587,133,806. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2008	Gross Additions	Gross Reductions	Shares/Principal January 31, 2009	Dividend/ Interest Income
CarMax, Inc.	17,407,992	–	–	17,407,992	$–
China Shipping Development Co. Ltd. - H	62,788,637	6,082,000	–	68,870,637	–
Costco Wholesale Corp.	26,693,299	–	4,381,000	22,312,299	8,007,776
D&B Corp.	5,007,090	–	–	5,007,090	3,004,254
H&R Block, Inc.	22,701,524	–	3,740,000	18,961,524	6,810,457
Iron Mountain Inc.	19,222,547	–	–	19,222,547	–
Loews Corp.	22,439,359	–	–	22,439,359	2,804,920
Martin Marietta Materials, Inc.	4,012,441	–	–	4,012,441	3,209,953
Progressive Corp. (Ohio)	39,494,853	–	–	39,494,853	–
Sealed Air Corp.	27,114,899	–	–	27,114,899	6,507,576
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	–	$105,000,000	–	$105,000,000	–
Sino-Forest Corp.	12,370,150	5,828,200	–	18,198,350	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,150,000	–	–	$61,150,000	1,528,750
Transatlantic Holdings, Inc.	6,283,334	–	6,500	6,276,834	2,386,432

(b)	Security is partially on loan. See Note 8 of the Notes to Financial Statements.
(c)	Illiquid Security – See Note 9 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $30,032,026,617. At January 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation	$4,371,348,195
Unrealized depreciation	(8,710,280,467)

Net unrealized depreciation	$(4,338,932,272)

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND                                                                                        Statement of Assets and Liabilities

At January 31, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$20,969,341,539
Affiliated companies	4,587,133,806
Collateral for securities loaned (Note 8)	136,619,000
Cash	364,969
Cash - foreign currencies**	695,042
Receivables:
Capital stock sold	62,057,330
Dividends and interest	45,454,195
Investment securities sold	64,005,970
Prepaid expenses	1,137,013
Total assets	25,866,808,864
LIABILITIES:
Return of collateral for securities loaned (Note 8)	136,619,000
Payables:
Investment securities purchased	151,336,443
Capital stock redeemed	58,688,310
Accrued management fee	11,868,203
Accrued distribution and service plan fees	8,020,963
Other accrued expenses	12,764,682
Total liabilities	379,297,601
NET ASSETS	$25,487,511,263
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$59,922,131
Additional paid-in capital	32,405,027,488
Accumulated net investment loss	(10,686,038)
Accumulated net realized losses from investments and foreign currency transactions	(2,627,344,334)
Net unrealized depreciation on investments and foreign currency transactions	(4,339,407,984)
Net Assets	$25,487,511,263

*Including:
Cost of unaffiliated companies	$25,586,925,529
Cost of affiliated companies	4,308,797,609
Cost of collateral of securities loaned	136,619,000
Market value of securities on loan	127,019,581
**Cost of cash - foreign currencies	703,646

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2009 (Unaudited)

CLASS A SHARES:
Net assets	$15,534,771,993
Shares outstanding	727,528,589
Net asset value and redemption price per share (Net Assets ÷ Shares Outstanding)	$21.35
Maximum offering price per share (100/95.25 of $21.35)*	$22.41
CLASS B SHARES:
Net assets	$800,551,354
Shares outstanding	38,970,501
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$20.54
CLASS C SHARES:
Net assets	$3,681,733,457
Shares outstanding	178,045,522
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$20.68
CLASS R SHARES:
Net assets	$618,281,698
Shares Outstanding	28,879,614
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$21.41
CLASS Y SHARES:
Net assets	$4,852,172,761
Shares Outstanding	225,018,389
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$21.56

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND                                                                                                           Statement of Operations

For the six months ended January 31, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends:
Unaffiliated companies*		$302,710,638
Affiliated companies		32,731,368
Interest:
Unaffiliated companies		8,745,272
Affiliated companies		1,528,750
Net lending fees		101,451
Total income		345,817,479

Expenses:
Management fees (Note 3)	$81,172,506
Custodian fees	1,791,149
Transfer agent fees:
Class A	15,046,231
Class B	1,491,886
Class C	4,191,938
Class R	1,103,893
Class Y	3,534,907
Audit fees	46,200
Legal fees	41,500
Accounting fees (Note 3)	225,000
Reports to shareholders	2,200,000
Directors’ fees and expenses	407,138
Registration and filing fees	347,500
Miscellaneous	246,863
Payments under distribution plan (Note 7):
Class A	24,795,095
Class B	5,763,996
Class C	24,791,495
Class R	1,905,682
Total expenses		169,102,979
Expenses paid indirectly (Note 4)		(262)
	Net expenses	169,102,717
	Net investment income	176,714,762

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies		(1,512,730,196)
Affiliated companies		10,894,552
Foreign currency transactions		(494,044)
Net change in unrealized appreciation (depreciation)		(14,021,663,543)
Net realized and unrealized loss on investments and foreign currency		(15,523,993,231)
Net decrease in net assets resulting from operations		$(15,347,278,469)

*Net of foreign taxes withheld as follows		$2,184,474

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND                                                                                    Statements of Changes in Net Assets

	Six months ended
	January 31, 2009	Year ended
	(Unaudited)	July 31, 2008
OPERATIONS:
Net investment income	$176,714,762	$418,943,008
Net realized gain (loss) from investments and foreign currency transactions	(1,502,329,688)	693,539,475
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(14,021,663,543)	(7,443,745,457)
Net decrease in net assets resulting from operations	(15,347,278,469)	(6,331,262,974)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(244,738,549)	(322,958,957)
Class B	(2,556,635)	(6,901,378)
Class C	(13,686,036)	(23,356,318)
Class R	(6,207,583)	(6,298,379)
Class Y	(95,825,340)	(99,426,504)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(924,281,896)	465,553,536
Class B	(247,903,059)	(1,145,899,571)
Class C	(447,310,305)	(262,643,326)
Class R	57,003,078	311,292,114
Class Y	453,335,028	1,727,437,328
Total decrease in net assets	(16,819,449,766)	(5,694,464,429)

NET ASSETS:
Beginning of period	42,306,961,029	48,001,425,458
End of period*	$25,487,511,263	$42,306,961,029

*Including undistributed net investment income (loss) of	$(10,686,038)	$175,613,343

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND                                                                                                 Notes to Financial Statements

January 31, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted Prices	$22,050,919,418
Level 2 – Other Significant Observable Inputs	3,642,174,927 *
Level 3 – Significant Unobservable Inputs	–
Total	$25,693,094,345

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency- The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes- It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At January 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

Capital Loss Carryovers
Expiring
07/31/2011	$71,238,000
07/31/2012	435,021,000
07/31/2013	243,098,000
07/31/2014	376,146,000
$1,125,503,000

Securities Transactions and Related Investment Income- Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, partnership investments, and commission repayments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2009 were $2,285,396,820 and $3,991,678,387, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, 0.55% on the next $2.5 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid for the six months ended January 31, 2009 approximated 0.49% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2009 amounted to $1,224,509. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended January 31, 2009 amounted to $225,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $262 during the six months ended January 31, 2009.

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2009, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund.Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2009 (Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	87,688,055	$2,315,332,978	177,093,817	$6,811,265,619
Shares issued in reinvestment
of distributions	10,517,091	223,593,663	7,528,730	302,657,916
	98,205,146	2,538,926,641	184,622,547	7,113,923,535
Shares redeemed*	(129,296,505)	(3,463,208,537)	(174,756,179)	(6,648,369,999)
Net increase (decrease)	(31,091,359)	$(924,281,896)	9,866,368	$465,553,536

* Amounts for the year ended July 31, 2008 include a redemption as a result of an in-kind transfer of securities (See Note 10 of the Notes to Financial Statements).

Class B	Six months ended		Year ended
	January 31, 2009 (Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,474,892	$37,512,816	3,742,525	$138,402,421
Shares issued in reinvestment
of distributions	114,811	2,352,478	163,199	6,292,937
	1,589,703	39,865,294	3,905,724	144,695,358
Shares redeemed	(10,948,563)	(287,768,353)	(34,866,195)	(1,290,594,929)
Net decrease	(9,358,860)	$(247,903,059)	(30,960,471)	$(1,145,899,571)

Class C	Six months ended		Year ended
	January 31, 2009 (Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	10,250,718	$262,417,363	25,066,238	$930,894,637
Shares issued in reinvestment
of distributions	616,894	12,720,375	557,013	21,617,886
	10,867,612	275,137,738	25,623,251	952,512,523
Shares redeemed	(28,351,301)	(722,448,043)	(33,061,398)	(1,215,155,849)
Net decrease	(17,483,689)	$(447,310,305)	(7,438,147)	$(262,643,326)

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

Class R	Six months ended		Year ended
	January 31, 2009 (Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	6,622,705	$180,213,367	15,515,281	$595,457,703
Shares issued in reinvestment
of distributions	290,853	6,203,883	156,368	6,295,387
	6,913,558	186,417,250	15,671,649	601,753,090
Shares redeemed	(4,839,013)	(129,414,172)	(7,526,641)	(290,460,976)
Net increase	2,074,545	$57,003,078	8,145,008	$311,292,114

Class Y	Six months ended		Year ended
	January 31, 2009 (Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	45,906,373	$1,315,389,448	82,299,744	$3,217,300,214
Shares issued in reinvestment
of distributions	3,251,847	69,784,660	1,851,204	75,232,924
	49,158,220	1,385,174,108	84,150,948	3,292,533,138
Shares redeemed	(35,174,150)	(931,839,080)	(40,497,724)	(1,565,095,810)
Net increase	13,984,070	$453,335,028	43,653,224	$1,727,437,328

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2009.

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares- Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2009, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received $3,570,431 from commissions earned on sales of Class A shares of the Fund, of which $541,201 was retained by the Underwriter and the remaining $3,029,230 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund’s registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended January 31, 2009 was $24,795,095.

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class B Shares - Class B shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2009, Class B shares of the Fund made distribution plan payments, which included distribution fees of $4,335,373 and service fees of $1,428,623.

Commission advances by the Distributor during the six months ended January 31, 2009 on the sale of Class B shares of the Fund amounted to $718,172, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $358,917,152, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2009, the Distributor received $1,343,269 in contingent deferred sales charges from Class B shares of the Fund.

Class C Shares - Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2009, Class C shares of the Fund made distribution plan payments, which included distribution fees of $18,593,621 and service fees of $6,197,874.

Commission advances by the Distributor during the six months ended January 31, 2009 on the sale of Class C shares of the Fund amounted to $1,972,717, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $596,693,499, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares - (Continued)

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase. During the six months ended January 31, 2009, the Distributor received $404,828 in contingent deferred sales charges from Class C shares of the Fund.

Class R Shares- Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2009, Class R shares of the Fund made distribution plan payments, which included distribution fees of $952,841 and service fees of $952,841.

The Distributor intends to seek payment from Class R shares of the Fund in the amount of $111,889,520, representing 6.25% of gross Fund sales of Class R shares, plus interest, reduced by cumulative distribution fees paid by the Fund. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

NOTE 8 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2009, the Fund had on loan securities valued at $127,019,581; cash of $136,619,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND                                                                       Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $180,328,340 or 0.71% of the Fund’s assets as of January 31, 2009. Information regarding illiquid securities is as follows:

Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of January 31, 2009

Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$30,000,000	300,000	$100.00	$102.50

Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	01/26/09	$105,000,000	1,050,000	$100.00	$103.2555

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$61,150,000	611,500	$100.00	$67.31

NOTE 10 - IN-KIND REDEMPTION

During the year ended July 31, 2008, shareholders redeemed 1,867,995 shares in exchange for Fund portfolio securities valued at $76,158,159. The Fund realized a net gain of $10,757,560. This gain is not taxable to the Fund for federal income tax purposes.

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended 1/31/2009[8]	$34.31	$0.16	[3]	$(12.78)	$(12.62)
Year ended 7/31/2008	39.75	0.39	[3]	(5.40)	(5.01)
Year ended 7/31/2007	35.11	0.37	[3]	4.54	4.91
Year ended 7/31/2006	32.13	0.27	[3]	2.98	3.25
Year ended 7/31/2005	27.83	0.30	[3]	4.23	4.53
Year ended 7/31/2004	23.73	0.17		4.12	4.29
Davis New York Venture Fund Class B:
Six months ended 1/31/2009[8]	32.74	0.04	[3]	(12.18)	(12.14)
Year ended 7/31/2008	37.93	0.09	[3]	(5.18)	(5.09)
Year ended 7/31/2007	33.53	0.05	[3]	4.35	4.40
Year ended 7/31/2006	30.69	–	[3,5]	2.85	2.85
Year ended 7/31/2005	26.60	0.05	[3]	4.04	4.09
Year ended 7/31/2004	22.70	(0.02)	[3]	3.92	3.90
Davis New York Venture Fund Class C:
Six months ended 1/31/2009[8]	32.96	0.05	[3]	(12.25)	(12.20)
Year ended 7/31/2008	38.18	0.09	[3]	(5.19)	(5.10)
Year ended 7/31/2007	33.74	0.07	[3]	4.37	4.44
Year ended 7/31/2006	30.89	0.01	[3]	2.86	2.87
Year ended 7/31/2005	26.77	0.05	[3]	4.08	4.13
Year ended 7/31/2004	22.85	–	[3,5]	3.93	3.93
Davis New York Venture Fund Class R:
Six months ended 1/31/2009[8]	34.28	0.11	[3]	(12.76)	(12.65)
Year ended 7/31/2008	39.73	0.25	[3]	(5.40)	(5.15)
Year ended 7/31/2007	35.10	0.26	[3]	4.54	4.80
Year ended 7/31/2006	32.13	0.17	[3]	2.99	3.16
Year ended 7/31/2005	27.83	0.23	[3]	4.23	4.46
Period from 8/20/2003[7] to 7/31/2004	23.98	0.13	[3]	3.86	3.99
Davis New York Venture Fund Class Y:
Six months ended 1/31/2009[8]	34.75	0.20	[3]	(12.96)	(12.76)
Year ended 7/31/2008	40.26	0.49	[3]	(5.46)	(4.97)
Year ended 7/31/2007	35.54	0.48	[3]	4.60	5.08
Year ended 7/31/2006	32.53	0.35	[3]	3.03	3.38
Year ended 7/31/2005	28.18	0.40	[3]	4.28	4.68
Year ended 7/31/2004	24.01	0.28		4.16	4.44

	Six months ended	Year ended July 31,
	January 31, 2009[8]	2008	2007	2006	2005	2004
Portfolio Turnover[2]
(for all classes of shares)	7%	16%	5%	6%	3%	6%

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

                                                                                                                                                                                      Financial Highlights

Dividends and Distributions
Dividends from Net Investment Income		Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions		Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
											Gross		Net[4]

$(0.34)		$–	$–	$–	$–	$(0.34)		$21.35	(36.78)%	$15,535	0.91%[6]		0.91%[6]		1.17%[6]
(0.43)		–	–	–	–	(0.43)		34.31	(12.77)	26,029	0.85		0.85		1.01
(0.27)		–	–	–	–	(0.27)		39.75	14.03	29,764	0.85		0.85		0.95
(0.27)		–	–	–	–	(0.27)		35.11	10.15	22,809	0.88		0.87		0.79
(0.23)		–	–	–	–	(0.23)		32.13	16.34	17,508	0.89		0.89		0.98
(0.19)		–	–	–	–	(0.19)		27.83	18.10	12,868	0.92		0.92		0.77

(0.06)		–	–	–	–	(0.06)		20.54	(37.07)	801	1.77	[6]	1.77	[6]	0.31	[6]
(0.10)		–	–	–	–	(0.10)		32.74	(13.45)	1,582	1.66		1.66		0.20
–	[5]	–	–	–	–	–	[5]	37.93	13.13	3,007	1.65		1.65		0.15
(0.01)		–	–	–	–	(0.01)		33.53	9.30	4,154	1.66		1.65		0.01
–	[5]	–	–	–	–	–	[5]	30.69	15.38	5,223	1.69		1.69		0.18
–	[5]	–	–	–	–	–	[5]	26.60	17.18	5,267	1.73		1.73		(0.04)

(0.08)		–	–	–	–	(0.08)		20.68	(37.03)	3,682	1.69	[6]	1.69	[6]	0.39	[6]
(0.12)		–	–	–	–	(0.12)		32.96	(13.41)	6,444	1.61		1.61		0.25
–	[5]	–	–	–	–	–	[5]	38.18	13.17	7,750	1.62		1.62		0.18
(0.02)		–	–	–	–	(0.02)		33.74	9.29	6,230	1.65		1.64		0.02
(0.01)		–	–	–	–	(0.01)		30.89	15.42	4,998	1.68		1.68		0.19
(0.01)		–	–	–	–	(0.01)		26.77	17.19	3,899	1.70		1.70		(0.01)

(0.22)		–	–	–	–	(0.22)		21.41	(36.89)	618	1.31	[6]	1.31	[6]	0.77	[6]
(0.30)		–	–	–	–	(0.30)		34.28	(13.06)	919	1.19		1.19		0.67
(0.17)		–	–	–	–	(0.17)		39.73	13.70	741	1.17		1.17		0.63
(0.19)		–	–	–	–	(0.19)		35.10	9.86	375	1.15		1.15		0.51
(0.16)		–	–	–	–	(0.16)		32.13	16.04	96	1.15		1.15		0.72
(0.14)		–	–	–	–	(0.14)		27.83	16.67	10	1.15	[6]	1.15	[6]	0.51	[6]

(0.43)		–	–	–	–	(0.43)		21.56	(36.70)	4,852	0.63	[6]	0.63	[6]	1.45	[6]
(0.54)		–	–	–	–	(0.54)		34.75	(12.53)	7,333	0.59		0.59		1.27
(0.36)		–	–	–	–	(0.36)		40.26	14.34	6,739	0.59		0.59		1.21
(0.37)		–	–	–	–	(0.37)		35.54	10.44	4,166	0.62		0.62		1.04
(0.33)		–	–	–	–	(0.33)		32.53	16.68	2,444	0.58		0.58		1.29
(0.27)		–	–	–	–	(0.27)		28.18	18.53	1,354	0.58		0.58		1.11

[3]	Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Less than $0.005 per share.
[6]	Annualized.
[7]	Inception date of class.
[8]	Unaudited.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND                                                                                                                        Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND                                                                                                              Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND                                                                                    Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*    Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS NEW YORK VENTURE FUND                                                                                    Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS RESEARCH FUND	Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	20

Fund Information	23

Directors and Officers	24

DAVIS RESEARCH FUND                                                                                                   Management’s Discussion and Analysis

Performance Overview

Davis Research Fund’s Class A shares delivered a negative return on net asset value of 35.39% for the six-month period ended January 31, 20091. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) declined 33.95%. The decline was widespread as every sector3 within the Index posted substantial declines. The sectors within the Index that turned in the weakest performance over the period were financials, materials, and industrials. The sectors that turned in the strongest (but still negative) performance over the period were consumer staples and health care.

Factors Impacting the Fund’s Performance

The Fund’s information technology companies out-performed the corresponding sector within the Index (down 33% versus down 36% for the Index) but were still the largest detractors4 from absolute performance. A higher relative average weighting in this sector (28% versus 16% for the Index) detracted from performance. Dell5, Cisco Systems, and Texas Instruments were among the most important detractors from performance. The Fund no longer owns Dell.

The second largest detractor from performance was consumer discretionary companies. The Fund’s consumer discretionary companies under-performed the corresponding sector within the Index (down 39% versus down 32% for the Index) and had a higher relative average weighting (18% versus 8% for the Index). News Corp. was among the most important detractors from performance.

Material companies were the third largest detractor from performance. The Fund’s material companies under-performed the corresponding sector within the Index (down 52% versus down 48% for the Index) and a higher relative average weighting (9% versus 3% for the Index) also detracted from performance. Rio Tinto, Companhia Vale do Rio Doce, and Monsanto were among the most important detractors from performance.

The Fund’s relative performance benefited from both a lower relative average weighting in the financial sector (8% versus 14% for the Index) and from good stock selection within the sector (down 31% versus down 56% for the Index). Wells Fargo and Fairfax Financial Holdings were among the most important contributors to performance.

Two health care companies, UnitedHealth Group and Medtronic, were among the most important contributors to performance.

The Fund ended the six-month period with approximately 21% of its assets invested in foreign companies. As a whole these companies under-performed the domestic companies held by the Fund.

____________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

Class A, B, and C shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

2

DAVIS RESEARCH FUND                                                                          Management’s Discussion and Analysis – (Continued)

1      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Davis Research Fund’s Class A shares as of January 31, 2009 was 0.95%. The operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended January 31, 2009:

	1-Year	5-Year	Since Fund Inception (10/31/01)
Davis Research Fund A without sales charge	(40.17)%	(3.49)%	(0.48)%
Davis Research Fund A with 4.75% sales charge	(43.01)%	(4.43)%	(1.15)%
Standard & Poor’s 500® Index	(38.63)%	(4.24)%	(1.55)%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2      The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

3      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

4      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5      This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS RESEARCH FUND                                                                                                                                                 Fund Overview

At January 31, 2009 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	76.74%	Information Technology	31.42%	16.22%
Common Stock (Foreign)	21.23%	Health Care	14.45%	15.94%
Short Term Investments	2.25%	Media	12.76%	2.46%
Other Assets & Liabilities	(0.22)%	Materials	9.20%	3.04%
	100.00%	Energy	7.10%	14.10%
		Diversified Financials	5.24%	5.22%
		Capital Goods	4.27%	7.84%
		Transportation	3.48%	2.02%
		Other	2.35%	17.71%
		Food & Staples Retailing	2.35%	3.24%
		Retailing	2.28%	2.84%
		Commercial & Professional Services	2.19%	0.76%
		Insurance	1.77%	2.27%
		Food, Beverage & Tobacco	1.14%	6.34%
			100.00%	100.00%

Top 10 Holdings

(% of Fund’s Net Assets)

Google Inc., Class A	Software & Services	7.18%
Bank of New York Mellon Corp.	Capital Markets	4.38%
Schering-Plough Corp.	Pharmaceuticals, Biotechnology & Life Sciences	4.37%
Cisco Systems, Inc.	Technology Hardware & Equipment	4.27%
Monsanto Co.	Materials	4.25%
Hewlett-Packard Co.	Technology Hardware & Equipment	4.13%
Lagardere S.C.A.	Media	3.79%
UnitedHealth Group Inc.	Health Care Equipment & Services	3.58%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.52%
Microsoft Corp.	Software & Services	3.20%

4

DAVIS RESEARCH FUND                                                                                                                      Expense Example (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(08/01/08)	(01/31/09)	(08/01/08-01/31/09)

Class A
Actual	$1,000.00	$646.08	$3.94
Hypothetical	$1,000.00	$1,020.42	$4.84

Class B
Actual	$1,000.00	$640.43	$10.34
Hypothetical	$1,000.00	$1,012.60	$12.68

Class C
Actual	$1,000.00	$640.18	$10.34
Hypothetical	$1,000.00	$1,012.60	$12.68

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account valueover the period, multiplied by 184/365 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended January 31, 2009 are as follows:

Annualized Expense Ratio**

Class A	0.95%
Class B	2.50%
Class C	2.50%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND                                                                                             Expense Example (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/08 to 01/31/09.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical”, is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

DAVIS RESEARCH FUND                                                                                                                                Schedule of Investments

January 31, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK - (97.97%)
CONSUMER DISCRETIONARY - (14.74%)
Media – (12.50%)
64,200	Comcast Corp., Special Class A	$890,775
52,200	Grupo Televisa S.A., ADR (Mexico)	730,278
35,730	Lagardere S.C.A. (France)	1,359,206
23,800	Liberty Media Corp. - Entertainment, Series A *	436,611
81,370	News Corp., Class A	518,734
26,300	Walt Disney Co.	543,884

		4,479,488

Retailing – (2.24%)
7,200	Bed Bath & Beyond Inc. *	167,292
62,200	CarMax, Inc. *	514,394
37,800	Liberty Media Corp. - Interactive, Series A *	119,637

		801,323

	TOTAL CONSUMER DISCRETIONARY	5,280,811

CONSUMER STAPLES - (3.88%)
Food & Staples Retailing – (2.30%)
11,000	Costco Wholesale Corp.	494,835
5,300	CVS Caremark Corp.	142,464
18,200	Whole Foods Market, Inc. *	186,277

		823,576

Food, Beverage & Tobacco – (1.11%)
5,850	Coca-Cola Co.	249,912
4,320	Nestle S.A. (Switzerland)	149,296

		399,208

Household & Personal Products – (0.47%)
8,200	Avon Products, Inc.	167,690

	TOTAL CONSUMER STAPLES	1,390,474

ENERGY - (6.95%)
13,000	Devon Energy Corp.	800,800
12,600	EOG Resources, Inc.	853,902
200	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	47,414
3,430	Southwestern Energy Co. *	108,560
8,465	Transocean Ltd. *	462,358
5,870	XTO Energy, Inc.	217,718

	TOTAL ENERGY	2,490,752

FINANCIALS - (7.71%)
Banks – (0.83%)
	Commercial Banks – (0.83%)
15,800	Wells Fargo & Co.	298,620

Diversified Financials – (5.14%)
	Capital Markets – (5.13%)
61,000	Bank of New York Mellon Corp.	1,570,140
9,300	Brookfield Asset Management Inc., Class A (Canada)	146,754
105,500	E*TRADE Financial Corp. *	120,798

		1,837,692

	Diversified Financial Services – (0.01%)
12	CME Group Inc.	2,090

		1,839,782

7

DAVIS RESEARCH FUND                                                                                                      Schedule of Investments – (Continued)

January 31, 2009 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (1.74%)
	Multi-line Insurance – (0.23%)
256	Fairfax Financial Holdings Ltd. (Canada)	$83,374

	Property & Casualty Insurance – (1.51%)
48,500	Ambac Financial Group, Inc.	55,290
5	Berkshire Hathaway Inc., Class A *	447,510
9,500	MBIA Inc. *	36,670

		539,470

		622,844

	TOTAL FINANCIALS	2,761,246

HEALTH CARE - (14.16%)
Health Care Equipment & Services – (5.13%)
5,100	Cardinal Health, Inc.	192,015
3,080	Laboratory Corp. of America Holdings *	182,336
5,400	Medtronic, Inc.	180,846
45,300	UnitedHealth Group Inc.	1,283,349

		1,838,546

Pharmaceuticals, Biotechnology & Life Sciences – (9.03%)
12,000	Johnson & Johnson	692,280
17,350	Sanofi-Aventis (France)	975,821
89,100	Schering-Plough Corp.	1,564,596

		3,232,697

	TOTAL HEALTH CARE	5,071,243

INDUSTRIALS - (9.73%)
Capital Goods – (4.18%)
6,500	3M Co.	349,635
10,060	ABB Ltd., ADR (Switzerland)	131,283
12,250	PACCAR Inc.	323,768
12,300	Siemens AG, Registered (Germany)	692,637

		1,497,323

Commercial & Professional Services – (2.15%)
37,580	Iron Mountain Inc. *	768,887

Transportation – (3.40%)
30,300	All America Latina Logistica (Brazil)	114,931
16,100	Ryanair Holdings PLC, ADR (Ireland)*	387,124
16,400	Union Pacific Corp.	718,156

		1,220,211

	TOTAL INDUSTRIALS	3,486,421

INFORMATION TECHNOLOGY - (30.78%)
Semiconductors & Semiconductor Equipment – (3.52%)
84,400	Texas Instruments Inc.	1,261,780

Software & Services – (14.11%)
18,700	Activision Blizzard, Inc. *	163,719
2,600	Automatic Data Processing Inc.	94,393
7,580	Google Inc., Class A *	2,570,719
67,100	Microsoft Corp.	1,148,081

8

DAVIS RESEARCH FUND                                                                                                      Schedule of Investments – (Continued)

January 31, 2009 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
9,680	Redecard S.A. (Brazil)	$109,526
27,400	SAP AG, ADR (Germany)	969,412

		5,055,850

Technology Hardware & Equipment – (13.15%)
46,400	Agilent Technologies, Inc. *	838,912
102,220	Cisco Systems, Inc. *	1,530,233
42,600	Hewlett-Packard Co.	1,480,350
9,400	International Business Machines Corp.	861,510

		4,711,005

	TOTAL INFORMATION TECHNOLOGY	11,028,635

MATERIALS - (9.02%)
37,700	BHP Billiton PLC (United Kingdom)	630,170
64,800	Companhia Vale do Rio Doce, ADR (Brazil)	786,672
20,000	Monsanto Co.	1,521,200
13,600	Rio Tinto PLC (United Kingdom)	292,262

	TOTAL MATERIALS	3,230,304

UTILITIES - (1.00%)
14,870	AES Corp. *	117,622
10,340	NRG Energy, Inc. *	241,542

	TOTAL UTILITIES	359,164

	TOTAL COMMON STOCK – (Identified cost $48,586,120)	35,099,050

SHORT TERM INVESTMENTS - (2.25%)
$218,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.28%, 02/02/09, dated 01/30/09, repurchase value of $218,005
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/01/38, total market value $222,360)	218,000
174,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $174,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 05/31/34-10/01/38, total market value $177,480)	174,000
239,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.29%, 02/02/09, dated 01/30/09, repurchase value of $239,006
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-6.50%, 11/01/24-12/01/38, total market value $243,780) 6	239,000
176,000	UBS Securities LLC Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $176,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 06/01/33-01/01/39, total market value $179,520)	176,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $807,000)	807,000

	Total Investments – (100.22%) – (Identified cost $49,393,120) – (a)	35,906,050
	Liabilities Less Other Assets – (0.22%)	(79,931)

	Net Assets – (100.00%)	$35,826,119

9

DAVIS RESEARCH FUND                                                                                                      Schedule of Investments – (Continued)

January 31, 2009 (Unaudited)

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $49,980,133. At January 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,854,472
	Unrealized depreciation	(16,928,555)

	Net unrealized depreciation	$(14,074,083)

See Notes to Financial Statements

10

DAVIS RESEARCH FUND                                                                                                             Statement of Assets and Liabilities

At January 31, 2009 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$35,906,050
Cash	2,129
Receivables:
Dividends and interest	28,591
Prepaid expenses	1,956
Due from Adviser	20
Total assets	35,938,746
LIABILITIES:
Payables:
Investment securities purchased	55,931
Accrued audit fees	9,000
Accrued custodian fees	10,929
Accrued management fees	24,654
Other accrued expenses	12,113
Total liabilities	112,627
NET ASSETS	$35,826,119
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$236,135
Additional paid-in capital	55,384,154
Accumulated net investment loss	(55)
Accumulated net realized losses from investments and foreign currency transactions	(6,306,927)
Net unrealized depreciation on investments and foreign currency transactions	(13,487,188)
Net Assets	$35,826,119

CLASS A SHARES:
Net assets	$35,823,827
Shares outstanding	4,722,383
Net asset value and redemption price per share (Net Assets ÷ Shares Outstanding)	$7.59
Maximum offering price per share (100/95.25 of $7.59)**	$7.97
CLASS B SHARES:
Net assets	$1,425
Shares outstanding	199
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$7.16
CLASS C SHARES:
Net assets	$867
Shares outstanding	121
Net asset value, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$7.17

*Including:
Cost of investments	$49,393,120

**On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

11

DAVIS RESEARCH FUND                                                                                                                                Statement of Operations

For the six months ended January 31, 2009 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$550,814
Interest		5,134
Total income		555,948

Expenses:
Management fees (Note 3)	$164,055
Custodian fees	21,301
Transfer agent fees:
Class A	475
Class B	66
Class C	63
Audit fees	9,000
Legal fees	54
Accounting fees (Note 3)	1,000
Reports to shareholders	985
Directors’ fees and expenses	527
Registration and filing fees	7,500
Miscellaneous	3,941
Payments under distribution plan (Note 7):
Class B	10
Class C	4
Total expenses		208,981
Expenses paid indirectly (Note 4)		(18)
Reimbursement of expenses by adviser (Note 3)		(114)
	Net expenses	208,849
	Net investment income	347,099

REALIZED & UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(4,809,487)
Foreign currency transactions		(1,827)
Net change in unrealized appreciation (depreciation)		(15,306,071)
Net realized and unrealized loss on investments and foreign currency		(20,117,385)
Net decrease in net assets resulting from operations		$(19,770,286)

*Net of foreign taxes withheld as follows		$7,012

See Notes to Financial Statements

12

DAVIS RESEARCH FUND                                                                                                         Statements of Changes in Net Assets

Six months ended
January 31, 2009	Year ended
(Unaudited)	July 31, 2008

OPERATIONS:
Net investment income	$347,099	$ 108,458
Net realized gain (loss) from investments and foreign currency transactions	(4,811,314)	48,898
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(15,306,071)	(9,982,895)
Net decrease in net assets resulting from operations	(19,770,286)	(9,825,539)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:

Class A	(443,060)	(101,147)
Realized gains from investment transactions:
Class A	–	(4,370,597)
Class B	–	(112)
Class C	–	(112)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	170,055	5,305,725
Class B	(898)	2,612
Class C	–	112

Total decrease in net assets	(20,044,189)	(8,989,058)

NET ASSETS:
Beginning of period	55,870,308	64,859,366
End of period*	$35,826,119	$ 55,870,308

*Including undistributed net investment income (loss) of	$(55)	$ 95,906

See Notes to Financial Statements

13

DAVIS RESEARCH FUND                                                                                                                      Notes to Financial Statements

January 31, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$31,692,295
Level 2 – Other Significant Observable Inputs	4,213,755 *
Level 3 – Significant Unobservable Inputs	–
Total	$35,906,050

* Includes certain securities trading primarily outside the U.S. whose values the Fund adjusted as a result of significant market movements following the close of local trading.

14

DAVIS RESEARCH FUND                                                                                            Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation- The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency- The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2005. At January 31, 2009, the Fund had approximately $668,000 of post October 2007 losses available to offset future capital gains, if any, which expire in 2017.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

15

DAVIS RESEARCH FUND                                                                                            Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

Indemnification- Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2009 were $8,239,120 and $7,890,517, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended January 31, 2009 approximated 0.75% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2009 amounted to $60. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended January 31, 2009 amounted to $1,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.50%; Class B shares, 2.50%; Class C, shares 2.50%). During the six months ended January 31, 2009, such reimbursements amounted to $55 for Class B and $59 for Class C shares. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $18 during the six months ended January 31, 2009.

16

DAVIS RESEARCH FUND                                                                                            Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 5 - CAPITAL STOCK

At January 31, 2009, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., 500 million of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended
	January 31, 2009		Year ended
	(Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares subscribed	29,697	$229,304	68,221	$1,036,251
Shares issued in reinvestment of distributions	18,845	146,425	318,222	4,464,226
	48,542	375,729	386,443	5,500,477
Shares redeemed	(24,615)	(205,674)	(14,700)	(194,752)
Net increase	23,927	$170,055	371,743	$5,305,725

Class B	Six months ended
	January 31, 2009		Year ended
	(Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	199	$2,500
Shares issued in reinvestment of distributions	–	–	9	112
	–	–	208	2,612
Shares redeemed	(121)	(898)	–	–
Net increase (decrease)	(121)	$(898)	208	$2,612

Class C	Six months ended
	January 31, 2009		Year ended
	(Unaudited)		July 31, 2008
	Shares	Amount	Shares	Amount
Shares subscribed	–	$–	–	$–
Shares issued in reinvestment of distributions	–	–	9	112
	–	–	9	112
Shares redeemed	–	–	–	–
Net increase	–	$–	9	$112

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2009.

17

DAVIS RESEARCH FUND                                                                                            Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares – Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended January 31, 2009, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2009.

Class B Shares – Class B shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., (“FINRA”), which is currently 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended January 31, 2009, Class B shares of the Fund made distribution fee payments of $10. There were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended January 31, 2009 on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $178, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2009, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

Class C Shares– Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge of 1.00% may be assessed on shares redeemed within the first year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended January 31, 2009, Class C shares of the Fund made distribution fee payments of $4. There were no payments made for service fees.

18

DAVIS RESEARCH FUND                                                                                            Notes to Financial Statements – (Continued)

January 31, 2009 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

Class C Shares– (Continued)

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the six months ended January 31, 2009.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $28, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

19

DAVIS RESEARCH FUND                                                                                                                                      Financial Highlights

CLASS A

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	January 31,
	2009	Year ended July 31,
	(Unaudited)	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.89	$14.99	$13.08	$14.22	$11.10	$9.93

Income (Loss) From Investment Operations:
Net Investment Income	0.07	0.02	0.01	0.04	0.05	0.06
Net Realized and Unrealized Gains
(Losses)	(4.28)	(2.11)	2.53	0.06	3.19	1.18
Total from Investment Operations	(4.21)	(2.09)	2.54	0.10	3.24	1.24

Dividends and Distributions:
Dividends from Net Investment Income	(0.09)	(0.02)	(0.10)	(0.22)	(0.12)	(0.07)
Distributions from Realized Gains	–	(0.99)	(0.53)	(1.02)	–	–
Total Dividends and Distributions	(0.09)	(1.01)	(0.63)	(1.24)	(0.12)	(0.07)

Net Asset Value, End of Period	$7.59	$11.89	$14.99	$13.08	$14.22	$11.10

Total Return[1]	(35.39)%	(14.93)%	19.74%	0.74%	29.23%	12.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$35,824	$55,865	$64,856	$44,262	$38,349	$29,528
Ratio of Expenses to Average Net Assets:
Gross	0.95%*	0.89%	0.90%	0.94%	0.93%	0.99%
Net[2]	0.95%*	0.89%	0.90%	0.94%	0.93%	0.99%
Ratio of Net Investment Income to
Average Net Assets	1.59%*	0.17%	0.18%	0.20%	0.43%	0.60%
Portfolio Turnover Rate[3]	18%	29%	26%	43%	54%	44%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

[2]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[3]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*	Annualized.

See Notes to Financial Statements

20

DAVIS RESEARCH FUND                                                                                                            Financial Highlights – (Continued)

CLASS B

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	January 31,
	2009		Year ended July 31,
	(Unaudited)		2008		2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.18		$14.35		$12.65	$13.80	$10.86	$9.79

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	–	[4,5]	(0.18)	[5]	(0.18)	(0.17)	(0.17)	(0.09)
Net Realized and Unrealized Gains
(Losses)	(4.02)		(2.00)		2.41	0.05	3.11	1.16
Total from Investment Operations	(4.02)		(2.18)		2.23	(0.12)	2.94	1.07

Dividends and Distributions:
Dividends from Net Investment Income	–		–		–	(0.01)	–	–
Distributions from Realized Gains	–		(0.99)		(0.53)	(1.02)	–	–
Total Dividends and Distributions	–		(0.99)		(0.53)	(1.03)	–	–

Net Asset Value, End of Period	$7.16		$11.18		$14.35	$12.65	$13.80	$10.86

Total Return[1]	(35.96)%		(16.27)%		17.89%	(0.91)%	27.07%	10.93%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1		$4		$2	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	6.69%*		8.59%		10.12%	10.95%	2.02%	2.05%
Net[2]	2.50%*		2.50%		2.50%	2.50%	2.02%	2.05%
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.04%*		(1.44)%		(1.42)%	(1.36)%	(0.66)%	(0.46)%
Portfolio Turnover Rate[3]	18%		29%		26%	43%	54%	44%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

[2]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[3]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[4]	Less than $0.005 per share.

[5]	Per share calculations were based on average shares outstanding for the period.

*	Annualized.

See Notes to Financial Statements

21

DAVIS RESEARCH FUND                                                                                                            Financial Highlights – (Continued)

CLASS C

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	January 31,
	2009		Year ended July 31,
	(Unaudited)		2008		2007	2006	2005	2004

Net Asset Value, Beginning of Period	$11.20		$14.37		$12.67	$13.80	$10.86	$9.79

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	–	[4,5]	(0.18)	[5]	(0.18)	(0.16)	(0.16)	(0.09)
Net Realized and Unrealized Gains
(Losses)	(4.03)		(2.00)		2.41	0.06	3.10	1.16
Total from Investment Operations	(4.03)		(2.18)		2.23	(0.10)	2.94	1.07

Dividends and Distributions:
Dividends from Net Investment Income	–		–		–	(0.01)	–	–
Distributions from Realized Gains	–		(0.99)		(0.53)	(1.02)	–	–
Total Dividends and Distributions	–		(0.99)		(0.53)	(1.03)	–	–

Net Asset Value, End of Period	$7.17		$11.20		$14.37	$12.67	$13.80	$10.86

Total Return[1]	(35.98)%		(16.25)%		17.87%	(0.77)%	27.07%	10.93%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$1		$1		$2	$1	$1	$1
Ratio of Expenses to Average Net Assets:
Gross	13.64%*		10.31%		10.11%	10.77%	2.02%	2.05%
Net[2]	2.50%*		2.50%		2.50%	2.50%	2.02%	2.05%
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.04%*		(1.44)%		(1.42)%	(1.36)%	(0.66)%	(0.46)%
Portfolio Turnover Rate[3]	18%		29%		26%	43%	54%	44%

[1]

Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

[2]	The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[3]

The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[4]	Less than $0.005 per share.

[5]	Per share calculations were based on average shares outstanding for the period.

*	Annualized.

See Notes to Financial Statements

22

DAVIS RESEARCH FUND                                                                                                                                            Fund Information

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

DAVIS RESEARCH FUND                                                                                                                                  Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the Directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13

Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

24

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10

Director, Davis Variable Account Fund, Inc. (consisting of three portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

25

DAVIS RESEARCH FUND                                                                                                         Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

26

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Research Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 2, 2009

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 2, 2009